SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

35) SUBSEQUENT EVENTS

a)   Decisions by ANATEL and CADE for the share purchase and sale agreement and other agreements between Oi Móvel S.A. and the Company, Tim S.A. and Claro S.A.

On January 31, 2022, the Company in compliance with and for the purposes of CVM Resolution No. 44/2021, in continuity with the Material Facts disclosed on March 10th, 2020, July 18th, 2020, July 27th, 2020, August 7th, 2020, September 7th , 2020, December 14th, 2020, and January 29th, 2021, informed its shareholders and market in general that it took notice that at an extraordinary meeting of its Board of Directors, held on the same date, the ANATEL granted prior consent with conditioning factors (“Act of Consent”) for the transactions contemplated in the Contract of Purchase and Sale of Shares and Other Covenants (“Contract”), concluded on January 28th, 2021 by and between Oi Móvel S.A. – in Judicial Recovery, as seller, the Company, Tim S.A. and Claro S.A., as buyers, and Oi S.A. – in Judicial Recovery and Telemar Norte Leste S.A. – in Judicial Recovery, as consensual interveners and sponsors of the seller’s obligations. Considering that the Contract provides for additional preceding conditions to the Act of Consent, the Company will disclose in due course the progress of the acquisition process contemplated in the Contract, pursuant to Resolution 44 and applicable legislation.

On February 9, 2022, the Company informed its shareholders and market in general that the administrative court of the CADE, at a meeting held on the same date, approved, subject to the implementation of the Concentration Control Agreement (“ACC” and “CADE’s Approval”, respectively), the merger act No. 08700.000726/2021-08 submitted for its assessment due to the conclusion of the Contract.

b)  Interest on equity declared by the Company

At a meeting held on February 16, 2022, calling upon the General Shareholders’ Meeting to be held in 2023, the Board of Directors approved the credit of interest on equity for the fiscal year 2022, under the terms of article 26 of the Company’s Articles of Incorporation, article 9 of Law No. 9249/1995 and CVM Ruling No. 683/12, in the gross amount of R$180,000, equivalent to 0.10739500713 per common share, corresponding to a net amount of Withholding Income Tax (IRRF) of R$153,000, equivalent to 0.09128575606 per common share, calculated based on the balance sheet of the January 31, 2022.

The amount of interest on own capital per common share informed above may undergo future adjustments, up to February 25, 2022, as a result of possible acquisitions of shares under the Company’s Share Buyback Program.

Payment thereof will be made until July 31, 2023, on a date to be set by the Board of Directors and timely communicated to the market, being paid individually to shareholders, according to the ownership structure contained in the Company’s records, through the end of day February 25, 2022.

c)  Cancellation of common shares held in treasury

On February 18, 2022, the Company's Board of Directors approved the proposal to cancel 14,046,652 common shares issued by the Company held in treasury, as well as the consequent convening of the Extraordinary Shareholders' Meeting, in order to amend the Company's Bylaws regarding the number of shares into which the capital stock is divided. These shares were acquired over the last few years, as a result of the Share Repurchase Program issued by the Company itself.